UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05502
                                                     ---------

                              Comstock Funds, Inc.
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                 -----------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                    Date of reporting period: April 30, 2005
                                              --------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                              COMSTOCK FUNDS, INC.

                                  ANNUAL REPORT
                                 APRIL 30, 2005


TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of April 30, 2005 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      For the fiscal year ended  April 30,  2005,  the  Comstock  Capital  Value
Fund's Class A Shares declined 11.55%. The Comstock Strategy Fund's Class A Shares declined 9.74%. The Standard & Poor's ("S&P") 500 Index and the Lehman Brothers Government/Corporate Bond ("LBG/C") Index rose 6.33% and 5.13%, respectively, over the same twelve month period. Each index is an unmanaged indicator of investment performance. The Comstock Capital Value Fund's performance was mainly due to its holdings of S&P 500 puts, mini Nasdaq 100 Index puts, shorts in S&P 500 futures and shorts and puts in individual stocks concentrated in technology, finance and drugs. The performance of the Comstock Strategy Fund was largely due to positions in S&P 500 puts.

      The Funds' adverse performance for the year ended April 30, 2005 was due to positioning both funds to benefit from the secular bear market that the portfolio managers believe is currently in force. The Funds were therefore positioned to make money in a down trending market, but were down as the stock market was quite strong during the period. It is not unusual for stocks to have one or more powerful counter trend rallies during a secular bear market. The Japanese market, for example, featured several rallies of 50 percent or more during its 13 year decline of about 80 percent. The portfolio managers remain bearish on future market prospects, and both Funds remained positioned to benefit from a resumption of the downturn.

                                                Sincerely yours,


                                                /s/ Bruce N. Alpert

                                                Bruce N. Alpert
                                                Chief Operating Officer
                                                Gabelli Funds, LLC
June 10, 2005

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED APRIL 30, 2005+
--------------------------------------------------------------------------------

TOTAL RETURN BASED ON A $10,000 INVESTMENT--
COMSTOCK STRATEGY FUND CLASS O SHARES

         [GRAPHIC OMITTED]

            Class O         S&P 500    Lehman Govt/Corp          Blended
            Shares           Index        Bond Index             Index
5/26/88      9,550          10,000          10,000               10,000
4/89        10,824          12,554          10,858               11,452
4/90        12,242          13,879          11,767               12,498
4/91        13,302          16,324          13,513               14,475
4/92        14,577          18,615          14,968               16,199
4/93        15,409          21,334          17,139               18,249
4/94        16,970          21,416          17,336               18,726
4/95        17,375          25,156          18,536               20,712
4/96        17,837          32,756          20,139               24,066
4/97        16,972          40,989          21,492               27,235
4/98        14,446          57,823          23,927               33,154
4/99        12,811          70,441          25,430               37,040
4/00        10,973          77,577          25,672               38,582
4/01        11,857          67,515          28,781               39,868
4/02        12,117          58,995          30,934               40,045
4/03        13,113          51,149          34,779               41,416
4/04        11,559          62,847          35,405               45,214
4/05        10,429          66,825          37,221               47,723

Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                                              CALENDAR      SIX                                           SINCE FUND'S
COMSTOCK STRATEGY FUND (A)                  YEAR TO DATE  MONTHS   ONE YEAR   FIVE YEARS   TEN YEARS   INCEPTION (5/26/88)
-----------------------------------------------------------------------------------------------------------------------------
 CLASS O (CPSFX).............................   0.62%     (3.75)%   (9.77)%     (1.01)%      (4.98)%           0.52%
-----------------------------------------------------------------------------------------------------------------------------
 CLASS A (CPFAX)
  Without sales charge.......................   0.91      (3.71)    (9.74)      (1.28)       (5.23)            0.31
  With sales charge (b)......................  (3.63)     (8.04)   (13.80)      (2.18)       (5.66)            0.04
-----------------------------------------------------------------------------------------------------------------------------
 CLASS C (CPFCX)
  Without contingent deferred sales charge...   0.30      (4.28)   (10.66)      (2.02)       (5.89)           (0.11)
  With contingent deferred sales charge (c)..  (0.70)     (5.14)   (11.54)      (2.02)       (5.89)           (0.11)
-----------------------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX (d)...........................  (4.00)      3.28      6.33       (2.94)       10.26             8.17
-----------------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS GOVT./CORP.
   BOND INDEX (e) ...........................   0.82       0.75      5.13        7.71         7.22             5.17(f)
-----------------------------------------------------------------------------------------------------------------------------

(a) Total return prior to 8/01/91 reflects the performance of the Fund as a closed-end fund; as an open-end fund the Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Because Class A Shares and Class C Shares were not actually introduced until 7/15/92 and 8/01/95, respectively, total return for the period prior to the introduction of each such class (i) reflects the performance information for Class O Shares and Class A Shares, as appropriate, and (ii) does not reflect service and distribution fees borne by Class A Shares and Class C Shares prior to their introduction, which, if reflected, would reduce the total return presented. Total return assumes the reinvestment of dividends and capital gains distributions. Gabelli Funds, LLC became the investment adviser of the Fund on 5/23/00.
(b) Assuming the maximum initial sales charge of 4.5%.
(c) Assuming payment of the maximum contingent deferred sales charge (CDSC). A CDSC of 1% is imposed on redemptions made within one year of purchase.
(d) The S&P 500 Index is an unmanaged broad-based index comprised of common stocks. The index does not reflect the deduction of sales charges and expenses that are borne by mutual fund investors.
(e) The Lehman Brothers Govt./Corp. Bond Index is an unmanaged broad-based index comprised of U.S. Government Agency and Treasury securities and investment grade corporate debt. The index does not reflect the deduction of sales charges and expenses that are borne by mutual fund investors.
(f) From May 31, 1988, the date closest to the Fund's inception for which data is available.
(g) The Blended Index contains 65% of the Lehman Brothers Govt./Corp. Bond Index and 35% of the S&P 500 Index.
+ PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THESE FUNDS UTILIZE SHORT SELLING AND DERIVATIVES. SHORT SELLING OF SECURITIES AND USE OF
    DERIVATIVES POSE SPECIAL RISKS AND MAY NOT BE SUITABLE FOR CERTAIN INVESTORS. SHORT SELLING IS A SALE OF A BORROWED SECURITY AND LOSSES ARE REALIZED IF THE PRICE OF THE SECURITY INCREASES BETWEEN THE DATE THE SECURITY IS SOLD AND THE DATE THE FUND REPLACES IT. DERIVATIVES MAY BE RISKIER THAN OTHER TYPES OF INVESTMENTS BECAUSE THEY MAY RESPOND MORE TO CHANGES IN ECONOMIC CONDITIONS THAN OTHER INVESTMENTS. PERFORMANCE RESULTS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED APRIL 30, 2005+
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

TOTAL RETURN BASED ON A $10,000 INVESTMENT--
COMSTOCK CAPITAL VALUE FUND CLASS A SHARES

               Class A Shares*      S&P 500 Index***
10/10/85           9,550                10,000
4/86              13,363                13,223
4/87              15,145                16,728
4/88              17,449                15,641
4/89              19,472                19,221
4/90              22,348                21,243
4/91              22,979                24,978
4/92              23,817                28,475
4/93              24,323                31,100
4/94              24,294                32,752
4/95              23,924                38,464
4/96              23,591                50,068
4/97              20,531                62,646
4/98              14,067                88,371
4/99              10,438               107,661
4/00               8,277               118,567
4/01              10,862               103,189
4/02              12,185                90,167
4/03              14,560                78,175
4/04              11,271                96,054
4/05               9,970               102,129


Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                                               CALENDAR       SIX      ONE     FIVE     TEN   SINCE POLICY      SINCE FUND'S
COMSTOCK CAPITAL VALUE FUND (A)              YEAR TO DATE   MONTHS    YEAR     YEARS   YEARS  INCEPTION (B) INCEPTION (10/10/85)
---------------------------------------------------------------------------------------------------------------------------------
 CLASS A (DRCVX)
  Without sales charge.......................    2.83%      (4.90)%  (11.55)%   3.79%  (8.38)%   (2.29)%           0.22%
  With sales charge (c)......................   (1.80)      (9.18)   (15.53)    2.84   (8.80)    (2.54)           (0.02)
---------------------------------------------------------------------------------------------------------------------------------
 CLASS B (DCVBX)
  Without contingent deferred sales charge...    2.53       (5.33)   (12.35)    3.03   (9.11)    (2.84)           (0.29)
  With contingent deferred sales charge (d)..   (1.47)      (9.00)   (15.74)    2.67   (9.11)    (2.84)           (0.29)
---------------------------------------------------------------------------------------------------------------------------------
 CLASS C (CPCCX)
  Without contingent deferred sales charge...    2.26       (5.23)   (12.26)    3.02   (9.06)    (2.81)           (0.27)
  With contingent deferred sales charge (e)..    1.26       (6.17)   (13.23)    3.02   (9.06)    (2.81)           (0.27)
---------------------------------------------------------------------------------------------------------------------------------
 CLASS R (CPCRX) ............................    2.47       (4.92)   (11.59)    3.94   (8.21)    (2.19)            0.32
---------------------------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX (f)...........................   (4.00)       3.28      6.33    (2.94)  10.26     10.57            12.60
---------------------------------------------------------------------------------------------------------------------------------

(a) The total return is based upon a hypothetical investment at the Fund's inception on 10/10/85. Because Class B Shares were not actually introduced until 1/15/93 and Class C Shares and Class R Shares were not actually introduced until 8/22/95, total return for the period prior to the introduction of each such class (i) in the case of Class B Shares and Class R Shares, reflects the performance information for Class A Shares, (ii) in the case of Class C Shares, reflects the performance information for Class A Shares and Class B Shares, as appropriate, and (iii) in the case of Class B Shares and Class C Shares, does not reflect higher service and distribution fees and certain administrative expenses borne by Class B Shares and Class C Shares prior to their introduction, which, if reflected, would reduce the total return presented. Total return assumes the reinvestment of dividends and capital gains distributions. Gabelli Funds, LLC became the investment adviser of the Fund on 5/23/00.
(b) On April 28, 1987, Comstock Partners, Inc., the Capital Value Fund's Investment Adviser, assumed investment responsibilities and the Fund changed its investment objective to the current investment objective.
(c) Assuming the maximum initial sales charge of 4.5%.
(d) Assuming payment of the maximum CDSC. The maximum CDSC for Class B Shares is 4% and is reduced to 0% after six years.
(e) Assuming payment of the maximum CDSC. A CDSC of 1% is imposed on redemptions made within one year of purchase.
(f) The S&P 500 Index is an unmanaged broad-based index comprised of common stocks. The index does not reflect the deduction of sales charges and expenses that are borne by mutual fund investors.
+ PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THESE FUNDS UTILIZE SHORT SELLING AND DERIVATIVES. SHORT SELLING OF SECURITIES AND USE OF
    DERIVATIVES POSE SPECIAL RISKS AND MAY NOT BE SUITABLE FOR CERTAIN INVESTORS. SHORT SELLING IS A SALE OF A BORROWED SECURITY AND LOSSES ARE REALIZED IF THE PRICE OF THE SECURITY INCREASES BETWEEN THE DATE THE SECURITY IS SOLD AND THE DATE THE FUND REPLACES IT. DERIVATIVES MAY BE RISKIER THAN OTHER TYPES OF INVESTMENTS BECAUSE THEY MAY RESPOND MORE TO CHANGES IN ECONOMIC CONDITIONS THAN OTHER INVESTMENTS. PERFORMANCE RESULTS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

COMSTOCK FUNDS, INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month  Period from  November 1, 2004 through  April 30,  2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended April 30, 2005.

                    Beginning       Ending     Annualized    Expenses
                 Account Value  Account Value   Expense    Paid During
                    11/1/04        4/30/05       Ratio       Period*
--------------------------------------------------------------------------------
COMSTOCK STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class O            $1,000.00     $  962.50       2.00%        $ 9.73
Class A            $1,000.00     $  962.90       2.24%        $10.90
Class C            $1,000.00     $  957.20       3.00%        $14.56
HYPOTHETICAL 5% RETURN
Class O            $1,000.00     $1,014.88       2.00%        $ 9.99
Class A            $1,000.00     $1,013.69       2.24%        $11.18
Class C            $1,000.00     $1,009.92       3.00%        $14.95
--------------------------------------------------------------------------------
COMSTOCK CAPITAL VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A            $1,000.00     $  951.00       1.85%        $ 8.95
Class B            $1,000.00     $  946.70       2.60%        $12.55
Class C            $1,000.00     $  947.70       2.60%        $12.56
Class R            $1,000.00     $  950.80       1.62%        $ 7.84
HYPOTHETICAL 5% RETURN
Class A            $1,000.00     $1,015.62       1.85%        $ 9.25
Class B            $1,000.00     $1,011.90       2.60%        $12.97
Class C            $1,000.00     $1,011.90       2.60%        $12.97
Class R            $1,000.00     $1,016.76       1.62%        $ 8.10

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following tables present portfolio holdings as a percent of total net assets.


STRATEGY FUND                                   PERCENT
LONG POSITIONS

U.S. Treasury Notes ..........................   59.9
U.S. Treasury Bills ..........................   29.2
Put Options Purchased ........................    7.7
Real Estate ..................................    0.8


CAPITAL VALUE FUND                              PERCENT
LONG POSITIONS

U.S. Treasury Bills ..........................   92.2
Put Options Purchased ........................    6.7
Real Estate ..................................    0.7


SHORT POSITIONS

Financial Services ...........................   (6.4)
Computer Software and Services ...............   (5.3)
Electronics ..................................   (5.1)
Health Care ..................................   (3.7)
Forest Products and Paper ....................   (2.1)
Computer Hardware ............................   (1.6)
Retail .......................................   (1.0)
Metals and Mining ............................   (0.8)
Business Services ............................   (0.8)
Futures Contracts ............................   (0.7)


THE FUNDS FILE A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JANUARY 31, 2005. SHAREHOLDERS MAY OBTAIN THIS
INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUNDS AT 800-GABELLI (800-422-3554). THE FUNDS' FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Funds file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Funds' proxy voting policies and procedures is available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

COMSTOCK STRATEGY FUND
SCHEDULE OF INVESTMENTS -- APRIL 30, 2005
--------------------------------------------------------------------------------

                                                      MARKET
      UNITS                              COST          VALUE
      -----                              ----         ------
  TERM NOTE -- 0.8%
              REAL ESTATE -- 0.8%
      10,000  Merrill Lynch Medium
               Term Note, Series C,
               Due 06/04/09+ (a) ... $   100,000    $   104,500
                                     -----------    -----------
    PRINCIPAL
     AMOUNT
    -------
  U.S. GOVERNMENT OBLIGATIONS -- 89.1%
              U.S. TREASURY BILL -- 29.2%
  $4,081,000  U.S. Treasury Bill,
               2.610%++, 05/12/05 ..   4,078,087      4,078,087
                                     -----------    -----------
              U.S. TREASURY NOTES -- 59.9%
              U.S. Treasury Notes,
   2,500,000   1.500%, 07/31/05 ....   2,499,072      2,492,287
   5,400,000   6.000%, 08/15/09 ....   5,307,696      5,857,105
                                     -----------    -----------
                                       7,806,768      8,349,392
                                     -----------    -----------
  TOTAL U.S. GOVERNMENT
     OBLIGATIONS ...................  11,884,855     12,427,479
                                     -----------    -----------

    NUMBER OF                     EXPIRATION DATE/      MARKET
    CONTRACTS ISSUE                EXERCISE PRICE       VALUE
    --------- -----               ----------------     -------
  PUT OPTIONS PURCHASED+ -- 7.7%
        300   Intel Corp. .........  Jan. 06/20     $    21,000
        250   Alcoa Inc. ..........  Jan. 06/25          27,500
        200   International
                Paper Co. .........  Jan. 06/35          68,000
        100   Maxim Integrated
               Products Inc. ......  Jan. 06/35          32,000
        180   KLA-Tencor Corp. ....  Jan. 06/40          86,400
         35   Research In
               Motion Ltd. ........ Jan. 06/67.5         42,700
        300   Mini MNX 100 Index ..  Jun. 05/130         25,500
        300   Mini MNX 100 Index ..  Sep. 05/140        192,000
        400   Mini MNX 100 Index ..  Dec. 05/140        296,000
         28   S & P 500 Index .....  Jun. 05/995          5,040
         75   S & P 500 Index ..... Jun. 05/1025         20,250
        125   S & P 500 Index ..... Sep. 05/1050        158,750
         35   S & P 500 Index ..... Dec. 05/1075         98,000
                                                    -----------
  TOTAL PUT OPTIONS PURCHASED
     (Cost $1,507,776) ............................   1,073,140
                                                    -----------
  TOTAL INVESTMENTS -- 97.6%
     (Cost $13,492,631) ...........................  13,605,119
  OTHER ASSETS AND LIABILITIES (NET) -- 2.4% ......     337,674
                                                    -----------
  NET ASSETS -- 100.0% ............................ $13,942,793
                                                    ===========
------------------
  (a) Security return is linked to the performance of the PHLX Housing Sector Index.
  +   Non-income producing security.
 ++   Represents annualized yield at date of purchase.
MNX - Mini Nasdaq 100 Stock Index.

                 See accompanying notes to financial statements.

COMSTOCK CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS -- APRIL 30, 2005
--------------------------------------------------------------------------------

                                                      MARKET
      UNITS                              COST          VALUE
      -----                              ----         ------
  TERM NOTE -- 0.7%
              REAL ESTATE -- 0.7%
      50,000  Merrill Lynch Medium
               Term Note, Series C,
               Due 06/04/09+ (a) ... $   500,000    $   522,500
                                     -----------    -----------
    PRINCIPAL
     AMOUNT
    -------
  U.S. GOVERNMENT OBLIGATIONS -- 92.2%
              U.S. TREASURY BILLS -- 92.2%
 $67,530,000  U.S. Treasury Bills,
               2.579% to 2.856% ++,
               05/12/05 to
               07/14/05 (b)(c) .....  67,281,248     67,281,261
                                     -----------    -----------
  TOTAL U.S. GOVERNMENT
     OBLIGATIONS ...................  67,281,248     67,281,261
                                     -----------    -----------


    NUMBER OF                     EXPIRATION DATE/
    CONTRACTS ISSUE                EXERCISE PRICE
    --------- -----               ----------------
  PUT OPTIONS PURCHASED+ -- 6.7%
      1,000   Intel Corp. ..........  Jan. 06/20         70,000
        800   Alcoa Inc. ...........  Jan. 06/25         88,000
        700   International
                Paper Co. ..........  Jan. 06/35        238,000
        350   Maxim Integrated
               Products Inc. ....... Jan. 06/35         112,000
        400   KLA-Tencor Corp. ..... Jan. 06/40         192,000
        100   Research In
               Motion Ltd. .........Jan. 06/67.5        122,000
      1,800   Mini MNX 100 Index ... Jun. 05/130        153,000
      1,500   Mini MNX 100 Index ... Sep. 05/140        960,000
      2,100   Mini MNX 100 Index ... Dec. 05/140      1,554,000
         80   S & P 500 Index ...... Jun. 05/900          5,600
        500   S & P 500 Index ...... Jun. 05/995         90,000
        225   S & P 500 Index ......Jun. 05/1025         60,750
        600   S & P 500 Index ......Sep. 05/1050        762,000
        180   S & P 500 Index ......Dec. 05/1075        504,000
                                                    -----------
  TOTAL PUT OPTIONS PURCHASED
     (Cost $8,120,101) ............................   4,911,350
                                                    -----------
  TOTAL INVESTMENTS -- 99.6%
     (Cost $75,901,349) ...........................  72,715,111
  OTHER ASSETS AND LIABILITIES (NET) -- 0.4% ......     254,549
                                                    -----------
  NET ASSETS -- 100.0% ............................ $72,969,660
                                                    ===========
  SECURITIES SOLD SHORT -- (27.5)%

     SHARES                           PROCEEDS
     ------                           --------
  COMMON STOCKS -- (26.8)%
              BUSINESS SERVICES -- (0.8)%
      11,000  CDW Corp. ............ $   721,531    $   601,590
                                     -----------    -----------
              COMPUTER HARDWARE -- (1.6)%
      16,000  Dell Inc. ............     612,142        557,280
       9,000  Lexmark International Inc.,
               Cl. A ...............     747,757        625,050
                                     -----------    -----------
                                       1,359,899      1,182,330
                                     -----------    -----------

SECURITIES SOLD SHORT (CONTINUED)
                                                      MARKET
     SHARES                            PROCEEDS        VALUE
     ------                            --------       ------
              COMPUTER SOFTWARE AND SERVICES -- (5.3)%
      65,000  Akamai Technologies
                Inc. ............... $   779,546    $   767,650
      17,000  Alliance Data
                Systems Corp. ......     649,631        686,800
      16,600  Microsoft Corp. ......     432,381        419,980
      65,000  Red Hat Inc. .........     798,962        698,750
      10,000  Research in
               Motion Ltd. .........     732,120        644,100
      20,000  Yahoo! Inc. ..........     633,379        690,200
                                     -----------    -----------
                                       4,026,019      3,907,480
                                     -----------    -----------
              ELECTRONICS -- (5.1)%
      50,000  Applied Materials
               Inc. ................   1,122,197        743,500
      36,000  Intel Corp. ..........   1,092,934        846,720
      18,000  KLA-Tencor Corp. .....     756,087        702,360
      22,000  Maxim Integrated
               Products Inc. .......   1,037,704        822,800
      35,000  Semtech Corp. ........     631,172        591,150
                                     -----------    -----------
                                       4,640,094      3,706,530
                                     -----------    -----------
              FINANCIAL SERVICES -- (6.4)%
      20,000  Accredited Home Lenders
               Holding Co. .........     712,752        794,600
       9,000  Capital One
               Financial Corp. .....     677,752        638,010
      20,000  Countrywide
               Financial Corp. .....     721,682        723,800
      12,000  MBIA Inc. ............     660,372        628,560
      30,000  Mellon
               Financial Corp. .....     868,174        830,700
      30,000  Nasdaq-100 Index .....     909,857      1,049,700
                                     -----------    -----------
                                       4,550,589      4,665,370
                                     -----------    -----------
              FOREST PRODUCTS AND PAPER -- (2.1)%
      45,000  International
               Paper Co. ...........   1,755,327      1,543,050
                                     -----------    -----------
              HEALTH CARE -- (3.7)%
      53,000  Amylin Pharmaceuticals
               Inc. ................     969,745        901,000
      15,000  AstraZeneca plc, ADR .     700,284        659,250
      14,000  Forest Laboratories
               Inc. ................     984,150        499,520
      27,000  Icos Corp. ...........   1,008,138        609,120
                                     -----------    -----------
                                       3,662,317      2,668,890
                                     -----------    -----------
              METALS AND MINING -- (0.8)%
      20,000  Alcoa Inc. ...........     621,986        580,400
                                     -----------    -----------
              RETAIL -- (1.0)%
      14,000  Best Buy Co. Inc. ....     782,425        704,760
                                     -----------    -----------
  TOTAL SECURITIES SOLD SHORT ...... $22,120,187    $19,560,400
                                     ===========    ===========

    NUMBER OF                         EXPIRATION     UNREALIZED
    CONTRACTS                            DATE       APPRECIATION
    ---------                         ----------    ------------
  FUTURES CONTRACTS -- SHORT POSITION -- (0.7)%
         50   S & P 500
               Index Futures .......   06/17/05     $   484,000
                                                    ===========
------------------
(a)   Security  return is linked to the  performance  of the PHLX Housing Sector
      Index.
(b) At April 30, 2005, $27,800,000 principal amount was pledged as collateral for securities sold short.
(c) At April 30, 2005, $3,000,000 of the principal was pledged as collateral for futures contracts.
+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
MNX - Mini Nasdaq 100 Stock Index.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2005
--------------------------------------------------------------------------------

                                                                                  STRATEGY     CAPITAL VALUE
                                                                                    FUND           FUND
                                                                                ------------   -------------
ASSETS:
  Investments at value (Cost $11,984,855 and $67,781,248, respectively) ......  $ 12,531,979   $  67,803,761
  Put options purchased (Cost $1,507,776 and $8,120,101, respectively) .......     1,073,140       4,911,350
  Cash .......................................................................            --             624
  Deposit at brokers .........................................................       418,258      20,014,363
  Receivable for Fund shares sold ............................................            --         377,094
  Interest receivable ........................................................        76,450          11,071
  Prepaid expenses ...........................................................         1,401           3,503
                                                                                ------------   -------------
  TOTAL ASSETS ...............................................................    14,101,228      93,121,766
                                                                                ------------   -------------
LIABILITIES:
  Securities sold short (proceeds $0 and $22,120,187, respectively) ..........            --      19,560,400
  Variation margin payable ...................................................            --         192,000
  Dividends payable on securities sold short .................................            --           9,700
  Payable for Fund shares redeemed ...........................................         7,807         152,326
  Payable for investment advisory fees .......................................         9,602          57,781
  Payable for distribution fees ..............................................           864          25,455
  Payable to custodian .......................................................        41,535              --
  Other accrued expenses .....................................................        98,627         154,444
                                                                                ------------   -------------
  TOTAL LIABILITIES ..........................................................       158,435      20,152,106
                                                                                ------------   -------------
  NET ASSETS applicable to 4,278,421 and 25,458,998
      shares outstanding, respectively .......................................  $ 13,942,793   $  72,969,660
                                                                                ============   =============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value .........................................  $      4,278   $      25,459
  Additional paid-in capital .................................................    85,723,145     277,647,965
  Accumulated net investment loss ............................................           (34)           (172)
  Accumulated net realized loss on
     investments, put options,
     futures and securities sold short .......................................   (71,897,084)   (204,561,141)
  Net unrealized appreciation/depreciation on
    investments, securities sold short,
    put options and futures transactions .....................................       112,488        (142,451)
                                                                                ------------   -------------
  NET ASSETS .................................................................  $ 13,942,793   $  72,969,660
                                                                                ============   =============
SHARES OF CAPITAL STOCK:
  CLASS O:
  Net Asset Value and redemption price per share
   ($10,961,387 / 3,383,375 shares outstanding
    with 150,000,000 shares authorized of $0.001 par value) ..................         $3.24
                                                                                       =====
  CLASS A:
  Net Asset Value and redemption price per share
    ($2,550,886 / 767,070 shares outstanding
    with 150,000,000 shares authorized of $0.001 par value
    and $54,024,626 / 18,579,633 shares
    outstanding with 125,000,000 shares authorized
    of $0.001 par value, respectively) .......................................         $3.33           $2.91
                                                                                       =====           =====
  Maximum offering price per share
    (NAV / 0.955 based on maximum sales charge
    of 4.50% of the offering price) ..........................................         $3.49           $3.05
                                                                                       =====           =====
  CLASS B:
  Net Asset Value and offering price per share
    ($5,397,326 / 1,900,172 shares outstanding with
    125,000,000 shares authorized of $0.001 par value) .......................                         $2.84(a)
                                                                                                       =====
  CLASS C:
  Net Asset Value and offering price per share
    ($430,520 / 127,976 shares outstanding with
    200,000,000 shares authorized
    of $0.001  par value and $13,496,602 /
    4,961,590 shares outstanding with 125,000,000
    shares authorized of $0.001 par value, respectively) .....................         $3.36(a)        $2.72(a)
                                                                                       =====           =====
  CLASS R:
  Net Asset Value, offering and redemption price per share
    ($51,106 / 17,603 shares outstanding
    with 125,000,000 shares authorized of $0.001 par value) ..................                         $2.90
                                                                                                       =====

----------------
(a) Redemption price varies based on length of time held.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED APRIL 30, 2005
--------------------------------------------------------------------------------

                                                                           STRATEGY      CAPITAL VALUE
                                                                             FUND            FUND
                                                                         ------------    ------------
INVESTMENT INCOME:
  Interest ...........................................................   $    491,775    $  1,675,497
                                                                         ------------    ------------
  TOTAL INVESTMENT INCOME ............................................        491,775       1,675,497
                                                                         ------------    ------------
EXPENSES:
  Investment advisory fees ...........................................        138,558         885,405
  Distribution fees -- Class A .......................................          9,013         165,300
  Distribution fees -- Class B .......................................             --          73,220
  Distribution fees -- Class C .......................................          4,714         150,215
  Dividends on securities sold short .................................             --         218,036
  Shareholder services fees ..........................................         75,584          63,224
  Registration fees ..................................................         24,444          44,723
  Directors' fees ....................................................          6,333          42,403
  Shareholder communications expenses ................................         21,284          29,105
  Custodian fees .....................................................          5,749          12,927
  Legal and audit fees ...............................................         36,445          33,179
  Miscellaneous expenses .............................................          7,590          54,058
                                                                         ------------    ------------
  TOTAL EXPENSES .....................................................        329,714       1,771,795
LESS:
  Custodian fee credits ..............................................             --            (651)
                                                                         ------------    ------------
  TOTAL NET EXPENSES .................................................        329,714       1,771,144
                                                                         ------------    ------------
  NET INVESTMENT INCOME (LOSS) .......................................        162,061         (95,647)
                                                                         ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  SECURITIES SOLD SHORT AND FUTURES TRANSACTIONS:
  Net realized loss on investment securities .........................     (2,827,061)    (10,376,998)
  Net realized loss on short positions in securities .................             --      (5,397,678)
  Net realized loss on option contracts written ......................             --      (1,510,250)
  Net change in unrealized appreciation/depreciation on investments,
    securities sold short, put options and futures transactions ......        841,342       3,855,888
                                                                         ------------    ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, PUT OPTIONS,
    SECURITIES SOLD SHORT AND FUTURES TRANSACTIONS ...................     (1,985,719)    (13,429,038)
                                                                         ------------    ------------
  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............   $ (1,823,658)   $(13,524,685)
                                                                         ============    ============

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                STRATEGY FUND                 CAPITAL VALUE FUND
                                                        ----------------------------     ----------------------------
                                                        FOR THE YEAR ENDED APRIL 30,     FOR THE YEAR ENDED APRIL 30,
                                                        ----------------------------     ----------------------------
                                                           2005             2004            2005            2004
                                                        -----------      -----------     -----------     ------------
OPERATIONS:
  Net investment income (loss) ........................ $   162,061       $   229,402    $    (95,647)   $ (1,072,660)
  Net realized loss on investment securities             (2,827,061)       (6,731,771)    (10,376,998)    (11,460,774)
  Net realized loss on short positions in securities ..          --          (837,394)     (5,397,678)    (32,638,875)
  Net realized gain/loss on option contracts written ..          --                --      (1,510,250)        659,685
  Net change in unrealized appreciation/depreciation on
    investments, securities sold short, put options
    and futures transactions ..........................     841,342         3,071,603       3,855,888       8,329,186
  Contributions from the Adviser and other service
    providers (see Note 8) ............................          --           583,634              --              --
                                                        -----------       -----------    ------------    ------------
  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS   (1,823,658)       (3,684,526)    (13,524,685)    (36,183,438)
                                                        -----------       -----------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class O ...........................................    (273,348)         (537,497)             --              --
    Class A ...........................................     (65,147)         (187,963)             --              --
    Class C ...........................................      (5,805)           (5,266)             --              --
                                                        -----------       -----------    ------------    ------------
                                                           (344,300)         (730,726)             --              --
                                                        -----------       -----------    ------------    ------------
  Return of capital:
    Class O ...........................................    (120,154)               --              --              --
    Class A ...........................................     (28,637)               --              --              --
    Class C ...........................................      (2,551)               --              --              --
                                                        -----------       -----------    ------------    ------------
                                                           (151,342)               --              --              --
                                                        -----------       -----------    ------------    ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................    (495,642)         (730,726)             --              --
                                                        -----------       -----------    ------------    ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from shares sold:
    Class A ...........................................     688,685         3,018,338      42,468,187      61,891,017
    Class B ...........................................          --                --       1,586,746       5,835,200
    Class C ...........................................     235,977           503,851      10,568,566      15,493,850
    Class R ...........................................          --                --         120,657         130,020
                                                        -----------       -----------    ------------    ------------
                                                            924,662         3,522,189      54,744,156      83,350,087
                                                        -----------       -----------    ------------    ------------
  Proceeds from reinvestment of dividends:
    Class O ...........................................     232,531           298,579              --              --
    Class A ...........................................      34,642           128,658              --              --
    Class C ...........................................       6,382             2,895              --              --
                                                        -----------       -----------    ------------    ------------
                                                            273,555           430,132              --              --
                                                        -----------       -----------    ------------    ------------
  Cost of shares redeemed:
    Class O ...........................................  (1,567,852)       (2,809,764)             --              --
    Class A ...........................................  (2,184,018)      (11,525,694)    (53,995,973)    (67,774,611)
    Class B ...........................................          --                --      (4,472,672)    (14,694,178)
    Class C ...........................................    (233,298)         (564,024)    (13,924,516)    (15,649,562)
    Class R ...........................................          --                --        (128,761)       (204,491)
                                                        -----------       -----------    ------------    ------------
                                                         (3,985,168)      (14,899,482)    (72,521,922)    (98,322,842)
                                                        -----------       -----------    ------------    ------------
  NET DECREASE IN NET ASSETS FROM CAPITAL
    STOCK TRANSACTIONS ................................  (2,786,951)      (10,947,161)    (17,777,766)    (14,972,755)
                                                        -----------       -----------    ------------    ------------
  REDEMPTION FEES .....................................       2,174                --          18,514              --
                                                        -----------       -----------    ------------    ------------
  NET DECREASE IN NET ASSETS ..........................  (5,104,077)      (15,362,413)    (31,283,937)    (51,156,193)

NET ASSETS:
  Beginning of period .................................  19,046,870        34,409,283     104,253,597     155,409,790
                                                        -----------       -----------    ------------    ------------
  End of period ....................................... $13,942,793       $19,046,870    $ 72,969,660    $104,253,597
                                                        ===========       ===========    ============    ============
  Undistributed net investment income ................. $        --       $   182,205    $         --    $    881,681
                                                        ===========       ===========    ============    ============

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. Comstock Funds, Inc. (the "Company"), formerly known as Comstock Partners Funds, Inc., is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company offering shares in two separate portfolios: Comstock Strategy Fund (the "Strategy Fund") and Comstock Capital Value Fund (the "Capital Value Fund") (each a "Fund" and collectively the "Funds"). The Company accounts separately for the assets, liabilities and operations of each Fund. The Strategy Fund is a non-diversified portfolio with an investment objective to maximize total return over the long-term investment horizon by investing primarily in a portfolio of debt securities. The Capital Value Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income. The Strategy Fund offers Class A and Class C Shares. Class O Shares are no longer offered for sale except for reinvestment of dividends. The Capital Value Fund offers Class A, Class B, Class C and Class R Shares.

Each Class O, Class A and Class C Share of the Strategy Fund and each Class A, Class B, Class C and Class R Share of the Capital Value Fund represents an interest in the Strategy Fund or the Capital Value Fund, as the case may be, in proportion to its net asset value, and has identical rights except that Class A, Class B and Class C Shares of the Funds bear fees and expenses on an ongoing basis pursuant to the Funds' Class A, Class B and Class C Service and Distribution Plans, respectively. In addition, only the holders of Class A, Class B and Class C Shares have voting rights with respect to matters pertaining to the Class A, Class B and Class C Service and Distribution Plans, respectively. Class A Shares of each Fund are subject to a sales charge imposed at the time of purchase and in certain cases, contingent deferred sales charges ("CDSC"). Class B Shares are subject to a CDSC upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. Class R Shares are available only to certain institutional investors and certain benefit or retirement plans. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company.

Effective November 1, 2004, the Funds imposed a redemption fee of 2.00% on Class A, Class B, Class C and Class R Shares that are redeemed or exchanged within sixty days after the date of a purchase. (Beginning June 15, 2005, redemption fees apply to shares purchased and redeemed or exchanged on or before the seventh day after the date of purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Funds. The redemption fees retained by the Funds during the year ended April 30, 2005 amounted to $2,174 and $18,514 for the Strategy Fund and the Capital Value Fund, respectively.

The redemption fee did not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations received an extension until June 30, 2005 to implement such systems.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Funds take possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Funds to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Funds' holding period. The Funds will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Funds in each agreement. The Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

OPTIONS. The Funds may purchase or write call or put options on securities or indices. As a writer of put options, the Funds receive a premium at the outset and then bear the risk of unfavorable changes in the price of the financial instrument underlying the option. The Funds would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Funds would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Funds pay a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Funds would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Funds would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Funds may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) covered at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

FUTURES CONTRACTS. The Funds may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Funds are required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Funds each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. The Capital Value Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at April 30, 2005 are reflected in the Schedule of Investments.

The Strategy Fund may sell put options on certain indices in order to hedge various market risks.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Funds may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At April 30, 2005, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Income distributions to shareholders, if any, are made quarterly for the Strategy Fund and annually for the Capital Value Fund. Distributions from realized gains, if any, will be made annually.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. For the year ended April 30, 2005, the following reclassifications were made to increase (decrease) such accounts with offsetting adjustments to additional paid-in capital. These reclassifications have no impact on the net asset value of the Funds and the calculation of net investment income per share in the financial highlights excludes these adjustments.

                                                            ACCUMULATED NET REALIZED
                                           ACCUMULATED        LOSS ON INVESTMENTS,     ADDITIONAL
                                       UNDISTRIBUTED NET    PUT OPTIONS, FUTURES AND     PAID-IN
                                        INVESTMENT INCOME     SECURITIES SOLD SHORT      CAPITAL
                                       ------------------   ------------------------  -------------
    Comstock Strategy Fund ............   $ 151,342               $14,912,760         $(15,064,102)
    Comstock Capital Value Fund .......    (786,206)               16,641,237          (15,855,031)

The tax character of distributions paid during the fiscal years ended April 30, 2005 and 2004 was as follows:

                                         YEAR ENDED         YEAR ENDED
                                       APRIL 30, 2005     APRIL 30, 2004
                                       --------------     --------------
     Comstock Strategy Fund
       Ordinary Income ................   $344,300            $730,726
       Return of Capital ..............    151,342                  --

PROVISION FOR INCOME TAXES. The Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Funds' policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

As of April 30, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                               STRATEGY FUND  CAPITAL VALUE FUND
                                               -------------  ------------------
     Accumulated capital loss carryforwards ...$(71,644,064)    $(199,893,619)
     Post October losses ......................    (730,267)       (7,508,520)
     Unrealized appreciation/(depreciation) ...     589,701         2,698,375
                                               ------------     -------------
     Total accumulated earnings/(deficit) .....$(71,784,630)    $(204,703,764)
                                               ============     =============

The following summarizes the tax cost and unrealized appreciation (depreciation) on investments, put options purchased, securities sold short and futures transactions for each Fund at April 30, 2005:

                                                     GROSS         GROSS
                                                  UNREALIZED    UNREALIZED
                                       COST      APPRECIATION  DEPRECIATION      NET
                                   -----------   ------------  ------------   ----------
Comstock Strategy Fund ............$13,015,418    $  773,670   $  (183,969)   $  589,701
Comstock Capital Value Fund ....... 72,576,772     3,887,983    (1,189,608)    2,698,375

The following summarizes capital loss carryforwards and expiration dates for each Fund at April 30, 2005:

           EXPIRING IN FISCAL YEAR        STRATEGY FUND     CAPITAL VALUE FUND
           -----------------------        -------------     ------------------
                    2006                   $14,076,373         $ 57,496,622
                    2007                    26,257,347           48,938,064
                    2008                    15,186,640           36,909,064
                    2009                     5,026,316              409,704
                    2012                            --           15,241,825
                    2013                    11,097,388           40,898,340
                                           -----------         ------------
                                           $71,644,064         $199,893,619
                                           ===========         ============

These capital loss carryforwards are available to reduce future required distributions of net capital gains to shareholders. For the year ended April 30, 2005, the Comstock Strategy Fund and Comstock Capital Value Fund had capital loss carryforward expirations of $14,912,760 and $14,168,996, respectively.

3. INVESTMENT ADVISORY AGREEMENTS. Gabelli Funds, LLC serves as the Adviser and Administrator for both Funds. As compensation for services and related expenses, the Strategy Fund and Capital Value Fund pay the Adviser an annual fee of 0.85% and 1.00%, respectively, of the Funds' average daily net assets, computed daily and payable monthly. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Funds' portfolio, oversees the administration of all aspects of the Funds' business and affairs and pays the compensation of all Officers and Directors of the Funds who are its affiliates.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

4. DISTRIBUTION PLAN. The Company's Board has adopted a distribution plan (the "Plan") for each class of shares (other than Class O and Class R) pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Funds. Under the Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended April 30, 2005, other than Government and short term debt securities, were as follows:

                                                PURCHASES             SALES
                                                ---------            --------
Strategy Fund:
   Long transactions ........................  $   100,000                  --
   Long put option transactions .............    1,570,878         $    38,394
                                               -----------         -----------
                                               $ 1,670,878         $    38,394
                                               ===========         ===========
Capital Value Fund:
   Long transactions ........................  $   500,000                  --
   Short sale transactions ..................   32,190,437         $18,973,349
   Long put option transactions .............    9,223,589           1,881,223
   Written option transactions ..............           --           2,629,450
                                               -----------         -----------
                                               $41,914,026         $23,484,022
                                               ===========         ===========

Option contracts written for the Capital Value Fund during the year ended April 30, 2005, were as follows:

                                                      NUMBER OF
                                                      CONTRACTS       PREMIUM
                                                      ---------       -------
   Options outstanding at April 30, 2004 ............      --               --
   Options written ..................................   3,000      $ 2,629,450
   Options expired ..................................      --               --
   Options closed ...................................  (3,000)      (2,629,450)
   Options exercised ................................      --               --
                                                       ------      -----------
   Options outstanding at April 30, 2005 ............      --      $        --
                                                       ======      ===========

6. TRANSACTIONS WITH AFFILIATES. During the year ended April 30, 2005, Gabelli & Company informed the Funds that it received $147,197 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating each Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreements between each Fund and the Adviser. During the year ended April 30, 2005, the Strategy Fund and the Capital Value Fund reimbursed the Adviser $0 and $38,200, respectively, in connection with the cost of computing such Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

The Strategy Fund and the Capital Value Fund reimbursed the Adviser for costs incurred for sub-transfer agency fees provided by third parties amounting to $5,921 and $0, respectively, for the year ended April 30, 2005 in connection with these agreements.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

7. CAPITAL STOCK TRANSACTIONS. Transactions in shares of capital stock were as follows:

                                                             STRATEGY FUND                    CAPITAL VALUE FUND
                                                    ---------------------------------    ------------------------------
                                                         YEAR ENDED APRIL 30,                YEAR ENDED APRIL 30,
                                                    ---------------------------------    ------------------------------
                                                        2005                2004              2005              2004
                                                    ------------       --------------    -------------       ----------
CLASS O:
Shares issued upon reinvestment of dividends .......    69,292             76,053
Shares redeemed ....................................  (462,436)          (708,436)
                                                      --------         ----------
   Net decrease in Class O Shares ..................  (393,144)          (632,383)
                                                      ========         ==========
CLASS A:
Shares sold ........................................   196,731            758,772         13,372,569         17,349,710
Shares issued upon reinvestment of dividends .......    10,105             30,533                 --                 --
Shares redeemed ....................................  (639,497)        (2,901,717)       (17,768,611)       (19,233,543)
                                                      --------         ----------        -----------        -----------
   Net decrease in Class A Shares ..................  (432,661)        (2,112,412)        (4,396,042)        (1,883,833)
                                                      ========         ==========        ===========        ===========
CLASS B:
Shares sold ........................................                                         501,514          1,577,025
Shares issued upon reinvestment of dividends .......                                              --                 --
Shares redeemed ....................................                                      (1,497,081)        (4,249,523)
                                                                                         -----------        -----------
   Net decrease in Class B Shares ..................                                        (995,567)        (2,672,498)
                                                                                         ===========        ===========
CLASS C:
Shares sold ........................................    65,707            126,777          3,626,444          4,514,331
Shares issued upon reinvestment of dividends .......     1,836                687                 --                 --
Shares redeemed ....................................   (66,349)          (139,907)        (4,843,293)        (4,783,414)
                                                      --------         ----------        -----------        -----------
   Net increase (decrease) in Class C Shares .......     1,194            (12,443)        (1,216,849)          (269,083)
                                                      ========         ==========        ===========        ===========
CLASS R:
Shares sold ........................................                                          36,921             33,823
Shares issued upon reinvestment of dividends .......                                              --                 --
Shares redeemed ....................................                                         (41,899)           (59,018)
                                                                                         -----------        -----------
   Net decrease in Class R Shares ..................                                          (4,978)           (25,195)
                                                                                         ===========        ===========

8. CONTRIBUTIONS FROM THE ADVISER AND OTHER SERVICE PROVIDERS. In February 2003 the Board approved a change in investment policy to permit the Strategy Fund to engage in short sales. In late June 2003, the Fund became aware that this change in policy should have been approved by shareholders prior to implementation. At April 30, 2003, the Strategy Fund had open short sales of common stocks with a market value of $2,842,480 and sustained unrealized losses of $253,760. Through June 2003, the Fund sustained additional losses of $583,634 in connection with these transactions. The Strategy Fund's service providers, including the Adviser, have reimbursed the Strategy Fund $837,394 for the full amount of losses sustained in connection with these transactions.

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests. The Funds do not believe that these matters will have a material adverse effect on the Funds' financial position or the results of their operations.

10. INDEMNIFICATIONS. The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                           INCOME FROM INVESTMENT OPERATIONS           DISTRIBUTIONS
                       ---------------------------------------  ----------------------------------
                                        Net
            Net Asset               Realized and      Total
  Period      Value,      Net        Unrealized       from         Net      Return
   Ended    Beginning  Investment  Gain (Loss) on   Investment  Investment    of         Total
 April 30   of Period   Income(a)    Investments    Operations    Income    Capital  Distributions
 --------   ---------  ----------  --------------   ----------  ----------  -------  -------------
STRATEGY FUND
CLASS O
   2005      $3.71       $0.04         $(0.40)        $(0.36)     $(0.08)   $(0.03)      $(0.11)
   2004       4.35        0.04          (0.55)         (0.51)      (0.13)       --        (0.13)
   2003       4.17        0.06           0.29           0.35       (0.17)       --        (0.17)
   2002       4.20        0.13          (0.04)          0.09       (0.12)       --        (0.12)
   2001(c)    4.04        0.15           0.17           0.32       (0.16)       --        (0.16)

CLASS A
   2005      $3.79       $0.03         $(0.40)        $(0.37)     $(0.06)   $(0.03)      $(0.09)
   2004       4.42        0.03          (0.57)         (0.54)      (0.08)       --        (0.08)
   2003       4.17        0.05           0.29           0.34       (0.09)       --        (0.09)
   2002       4.20        0.11          (0.03)          0.08       (0.11)       --        (0.11)
   2001(c)    4.04        0.14           0.17           0.31       (0.15)       --        (0.15)

CLASS C
   2005      $3.83       $0.00*        $(0.41)        $(0.41)     $(0.04)   $(0.02)      $(0.06)
   2004       4.46        0.00*         (0.58)         (0.58)      (0.05)       --        (0.05)
   2003       4.21        0.02           0.28           0.30       (0.05)       --        (0.05)
   2002       4.22        0.09          (0.02)          0.07       (0.08)       --        (0.08)
   2001(c)    4.06        0.11           0.16           0.27       (0.11)       --        (0.11)

                                           RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                   --------------------------------------------------------------

                         Net Asset           Net Assets
  Period                  Value,                End of                                 Portfolio
   Ended     Redemption   End of     Total      Period      Investment    Operating     Turnover
 April 30     Fees(a)     Period   Return(b)  (in 000's)   Income/(Loss)   Expenses       Rate
 --------    ----------  --------  ---------  ----------   -------------  ---------    ----------
STRATEGY FUND
CLASS O
   2005       $(0.00)*    $3.24     (9.77)%     $10,961        1.09%         1.94%          1%
   2004           --       3.71    (11.85)       14,008        1.04          2.09          58
   2003           --       4.35      8.22        19,159        1.26          1.31           0
   2002           --       4.17      2.19        20,460        3.06          1.75          16
   2001(c)        --       4.20      8.05        23,051        3.32          2.02          61

CLASS A
   2005       $(0.00)*    $3.33     (9.74)%     $ 2,551        0.79%         2.19%          1%
   2004           --       3.79    (12.52)        4,553        0.74          2.34          58
   2003           --       4.42      8.09        14,630        0.98          1.56           0
   2002           --       4.17      1.95        20,472        2.56          1.83          16
   2001(c)        --       4.20      7.77         2,838        3.57          2.27          61

CLASS C
   2005       $(0.00)*    $3.36    (10.66)%     $   431        0.09%         2.95%          1%
   2004           --       3.83    (13.12)          486        0.02          3.08          58
   2003           --       4.46      7.14           621        0.32          2.21           0
   2002           --       4.21      1.61           104        2.04          2.73          16
   2001(c)        --       4.22      6.90           157        2.57          3.02          61

----------------
(a) Based on average shares outstanding.
(b) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions. Total return excluding the effect of the contributions from the Fund's Adviser and other service providers of $253,760 for the year ended April 30, 2003 was 7.48%, 7.11% and 6.42% for Class O, A and C Shares, respectively, and of $583,634 for the year ended April 30, 2004 was (13.75)%, (14.13)% and (14.93)% for Class O, A
    and C Shares, respectively.
(c) On May 23, 2000, Gabelli Funds, LLC became the investment adviser for the Fund. Prior to May 23, 2000, Comstock Partners Inc. was the investment adviser for the Fund.
 *  Amount is less than $0.005 per share.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                            INCOME FROM INVESTMENT OPERATIONS          DISTRIBUTIONS
                         ---------------------------------------  -------------------------
                                         Net
             Net Asset       Net     Realized and       Total
  Period       Value,    Investment   Unrealized         from        Net
   Ended     Beginning     Income   Gain (Loss) on    Investment  Investment      Total     Redemption
 April 30    of Period   (Loss)(a)    Investments     Operations    Income    Distributions   Fees(a)
 --------    ---------   ---------- --------------    ----------  ----------  ------------- ----------
CAPITAL VALUE FUND
CLASS A
   2005       $3.29        $ 0.00*     $(0.38)          $(0.38)         --           --      $(0.00)*
   2004        4.25         (0.02)      (0.94)           (0.96)         --           --          --
   2003        3.59          0.01        0.70             0.71      $(0.05)      $(0.05)         --
   2002        3.34          0.06        0.34             0.40       (0.15)       (0.15)         --
   2001(c)     2.72          0.16        0.66             0.82       (0.20)       (0.20)         --

CLASS B
   2005       $3.24        $(0.02)     $(0.38)          $(0.40)         --           --      $(0.00)*
   2004        4.22         (0.05)      (0.93)           (0.98)         --           --          --
   2003        3.57         (0.03)       0.71             0.68      $(0.03)      $(0.03)         --
   2002        3.33          0.03        0.34             0.37       (0.13)       (0.13)         --
   2001(c)     2.71          0.13        0.67             0.80       (0.18)       (0.18)         --

CLASS C
   2005       $3.10        $(0.02)     $(0.36)          $(0.38)         --           --      $(0.00)*
   2004        4.04         (0.05)      (0.89)           (0.94)         --           --          --
   2003        3.43         (0.03)       0.68             0.65      $(0.04)      $(0.04)         --
   2002        3.20          0.03        0.33             0.36       (0.13)       (0.13)         --
   2001(c)     2.61          0.14        0.63             0.77       (0.18)       (0.18)         --

CLASS R
   2005       $3.28        $ 0.01      $(0.39)          $(0.38)         --           --      $(0.00)*
   2004        4.23         (0.01)      (0.94)           (0.95)         --           --          --
   2003        3.58          0.01        0.70             0.71      $(0.06)      $(0.06)         --
   2002        3.34          0.15        0.25             0.40       (0.16)       (0.16)         --
   2001(c)     2.71          0.16        0.68             0.84       (0.21)       (0.21)         --

                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
              ---------------------------------------------------------------------------------------------------

              Net Asset             Net Assets                Operating  Operating  Interest Expense
  Period        Value,                End of         Net      Expenses   Expenses     and Dividends    Portfolio
   Ended        End of    Total       Period     Investment    Before     Net of      on Securities     Turnover
 April 30       Period   Return(b)  (in 000's)  Income/(Loss)  Waivers    Waivers       Sold Short        Rate
 --------     ---------  ---------  ----------  -------------  -------   ---------   ---------------    ---------
CAPITAL VALUE FUND
CLASS A
   2005         $2.91     (11.55)%   $ 54,025       0.08%       1.81%      1.81%          0.25%             0%
   2004          3.29     (22.59)      75,628      (0.64)       1.97       1.97           0.17             66
   2003          4.25      19.49      105,679       0.16        1.70       1.70           0.16              7
   2002          3.59      12.18       47,547       1.63        1.94       1.75           0.10              0
   2001(c)       3.34      31.23       33,852       5.02        2.06       1.87           0.05              5

CLASS B
   2005         $2.84     (12.35)%   $  5,397      (0.69)%      2.56%      2.56%          0.25%             0%
   2004          3.24     (23.22)       9,381      (1.32)       2.67       2.67           0.17             66
   2003          4.22      18.89       23,485      (0.57)       2.46       2.45           0.17              7
   2002          3.57      11.31       12,843       0.82        2.70       2.51           0.10              0
   2001(c)       3.33      30.36        8,639       4.27        2.81       2.62           0.05              5

CLASS C
   2005         $2.72     (12.26)%   $ 13,497      (0.67)%      2.56%      2.56%          0.25%             0%
   2004          3.10     (23.27)      19,171      (1.38)       2.71       2.71           0.17             66
   2003          4.04      18.66       26,044      (0.65)       2.47       2.47           0.18              7
   2002          3.43      11.33        5,468       0.86        2.69       2.50           0.10              0
   2001(c)       3.20      30.50        3,874       4.27        2.81       2.62           0.05              5

CLASS R
   2005         $2.90     (11.59)%   $     51       0.31%       1.58%      1.58%          0.25%             0%
   2004          3.28     (22.46)          74      (0.29)       1.66       1.66           0.17             66
   2003          4.23      19.43          202       0.30        1.50       1.50           0.20              7
   2002          3.58      12.16            9       4.10        1.75       1.56           0.11              0
   2001(c)       3.34      32.12           48       5.27        1.81       1.62           0.05              5

----------------------
(a) Based on average shares outstanding.
(b) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions.
(c) On May 23, 2000, Gabelli Funds, LLC became the investment adviser for the Fund. Prior to May 23, 2000, Comstock Partners Inc. was the investment adviser for the Fund.
*   Amount is less than $0.005 per share.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

Shareholders and Board of Directors
Comstock Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Comstock Funds, Inc. (comprising, respectively, Comstock Strategy Fund and Comstock Capital Value Fund) (the "Funds") as of April 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the Funds' custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Comstock Funds, Inc. at April 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                               /s/ ERNST & YOUNG
New York, New York
May 26, 2005

--------------------------------------------------------------------------------
                   2005 TAX NOTICE TO SHAREHOLDERS (Unaudited)

  For the fiscal year ended April 30, 2005, the Comstock Strategy Fund paid to shareholders ordinary income dividends (comprised of net investment income) totaling $0.06461, $0.07632 and $0.04428 per share for Class A, Class O and Class C, respectively.

  U.S. GOVERNMENT INCOME:
  The percentage of the ordinary income dividends paid by the Comstock Strategy Fund during the 2005 fiscal year which was derived from U.S. Treasury securities was 32.23%. The Comstock Strategy Fund invested at least 50% of its assets in U.S. Government Securities at the end of each quarter of the Fund's fiscal year. Such income is exempt from state and local tax in all states. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

COMSTOCK FUNDS, INC.
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below. The Company's Statement of Additional Information includes additional information about the Comstock Funds, Inc. Directors and is available, without charge, upon request, by calling
800-GABELLI (800-422-3554) or by writing to Comstock Funds, Inc. at One Corporate Center, Rye, NY 10580-1422.

                             TERM OF        NUMBER OF
 NAME, POSITION(S)         OFFICE AND     FUNDS IN FUND
     ADDRESS 1               LENGTH OF   COMPLEX OVERSEEN       PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
      AND AGE             TIME SERVED 2     BY DIRECTOR         DURING PAST FIVE YEARS               HELD BY DIRECTOR 5
      -------             ------------   ----------------       ----------------------               -------------------
INTERESTED DIRECTORS 3:
----------------------
CHARLES L. MINTER           Since 1987           2         Portfolio Manager, Gabelli Funds, LLC,             --
Director and Portfolio                                     since 2000; Prior to May 2000, Director,
Manager                                                    Chairman of the Board and Chief Executive
Age: 63                                                    Officer of Comstock Partners, Inc.

HENRY G. VAN DER EB, CFA 4  Since 2000           4         President and CEO of The Gabelli Mathers           --
Chairman of the Board                                      Fund since 1999;  Senior Vice President and
Age: 60                                                    Portfolio Manager of Gabelli Funds, LLC and
                                                           GAMCO Investors, Inc. since 1999; Senior
                                                           Vice President of Gabelli Asset Management
                                                           Inc. since August 2004; Chairman
                                                           of Ned Davis Research Funds.

NON-INTERESTED DIRECTORS:
------------------------
M. BRUCE ADELBERG           Since 1995           2         Consultant, MBA Research Group since               --
Director                                                   November 1995
Age: 68

ANTHONY J. COLAVITA         Since 2000          37         Partner in the law firm                            --
Director                                                   of Anthony J. Colavita, P.C.
Age: 69

VINCENT D. ENRIGHT          Since 2000          14         Former Senior Vice President and Chief    Director of Aphton Corporation
Director                                                   Financial Officer of KeySpan Energy       (biopharmaceutical company)
Age: 61                                                    Corporation

ANTHONY R. PUSTORINO        Since 2000          17         Certified Public Accountant; Professor    Director of Lynch Corporation
Director                                                   Emeritus, Pace University                 (diversified manufacturing)
Age: 79

WERNER J. ROEDER, MD        Since 2000          26         Medical Director of Lawrence Hospital and          --
Director                                                   practicing private physician
Age: 64


COMSTOCK FUNDS, INC.
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                             TERM OF        NUMBER OF
 NAME, POSITION(S)         OFFICE AND     FUNDS IN FUND
     ADDRESS 1               LENGTH OF   COMPLEX OVERSEEN       PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
      AND AGE             TIME SERVED 2     BY DIRECTOR         DURING PAST FIVE YEARS               HELD BY DIRECTOR 5
      -------             ------------   ----------------       ----------------------               -------------------
OFFICERS:
--------
BRUCE N. ALPERT             Since 2000          --         Executive Vice President and Chief Operating       --
Executive Vice President                                   Officer of Gabelli Funds, LLC since 1988;
and Treasurer                                              Director and President of Gabelli Advisers,
Age: 53                                                    Inc. since 1998; Officer of all of the
                                                           Registered Investment Companies in the
                                                           Gabelli Fund Complex.

CAROLYN MATLIN              Since 1987          --         Vice President, Gabelli Funds, LLC,                --
Vice President                                             since 2000; Prior to 2000, Vice President
Age: 48                                                    of Comstock Partners, Inc.

JAMES E. MCKEE              Since 2000          --         Vice President, General Counsel and Secretary      --
Secretary                                                  of Gabelli Asset Management Inc. since 1999
Age: 42                                                    and of GAMCO Investors, Inc. since 1993;
                                                           Secretary of all of the Registered Investment
                                                           Companies advised by Gabelli Advisers, Inc.
                                                           and Gabelli Funds, LLC

PETER D. GOLDSTEIN          Since 2004          --         Director of Regulatory Affairs for Gabelli         --
Chief Compliance Officer                                   Asset Management Inc. since 2004; Chief
Age: 52                                                    Compliance Officer of all of the Registered
                                                           Investment Companies in the Gabelli Fund Complex;
                                                           Vice President of Goldman Sachs Asset Management
                                                           from 2000-2004; Deputy General Counsel of Gabelli
                                                           Asset Management Inc. from 1998-2000

MARTIN WEINER               Since 1995          --         Portfolio Manager, Gabelli Funds, LLC, since       --
President and                                              2000;  President and Portfolio Manager of The
Portfolio Manager                                          Comstock Capital Value Fund and The Comstock
Age: 71                                                    Strategy Fund since 1999; Prior to 1999,
                                                           Research Analyst for Comstock Partners, Inc.

-----------------------
1  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2  Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Company's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3 "Interested person" of the Company as defined in the Investment Company Act of 1940. Messrs. Minter and Van der Eb are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Company's investment adviser.
4  Address: 2801 Lakeside Drive, Suite 201, Bannockburn, IL 60015.
5 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

                              COMSTOCK FUNDS, INC.
                             Comstock Strategy Fund
                           Comstock Capital Value Fund
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

M. Bruce Adelberg                                Anthony R. Pustorino
CONSULTANT                                       CERTIFIED PUBLIC  ACCOUNTANT
MBA RESEARCH GROUP                               PROFESSOR EMERITUS
                                                 PACE UNIVERSITY
Anthony J. Colavita
ATTORNEY-AT-LAW                                  Werner J. Roeder, MD
ANTHONY J. COLAVITA, P.C.                        MEDICAL DIRECTOR
                                                 LAWRENCE HOSPITAL
Vincent D. Enright
FORMER SENIOR VICE PRESIDENT                     Henry G. Van der Eb, CFA
AND CHIEF FINANCIAL OFFICER                      SENIOR VICE PRESIDENT
KEYSPAN ENERGY CORP.                             GABELLI ASSET MANAGEMENT INC.

Charles L. Minter
FORMER CHAIRMAN AND
CHIEF EXECUTIVE OFFICER
COMSTOCK PARTNERS, INC.

                         OFFICERS AND PORTFOLIO MANAGERS

Bruce N. Alpert                                  Martin Weiner, CFA
EXECUTIVE VICE PRESIDENT                         PORTFOLIO MANAGER
AND TREASURER                                    AND PRESIDENT

Peter D. Goldstein                               Charles L. Minter
CHIEF COMPLIANCE OFFICER                         PORTFOLIO MANAGER
                                                 AND DIRECTOR
James E. McKee
SECRETARY

Carolyn Matlin
VICE PRESIDENT
                                   DISTRIBUTOR
                             Gabelli & Company, Inc.
                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the Comstock Funds, Inc. and is not authorized for use in connection with an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by a current prospectus.
--------------------------------------------------------------------------------

GABCOMAR05SR


COMSTOCK
FUNDS,
INC.






Comstock Strategy Fund
Comstock Capital Value Fund




                                                                   ANNUAL REPORT
                                                                  APRIL 30, 2005

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $56,000 in 2004 and $61,598 in 2005.

Audit-Related Fees

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2004 and $0 in 2005.

Tax Fees

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,800 in 2004 and $7,200 in 2005.

     Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

All Other Fees

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2004 and $0 in 2005.

      (e)(1)  Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

              Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving
              (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services
              Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $65,800 in 2004 and $72,200 in 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors has a Nominating Committee comprised of five "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Directors, namely Anthony J. Colavita, M. Bruce Adelberg, Vincent D. Enright, Anthony R. Pustorino and Werner J. Roeder. The Nominating Committee is responsible for identifying and recommending to the Board of Directors individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Director candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Directors, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

o The name of the shareholder and evidence of the person's ownership of shares of the Company, including the number of shares owned and the length of time of ownership;

o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Director of the Company and the person's consent to be named as a Director if selected by the Nominating Committee and nominated by the Board of Directors; and

o If requested by the Nominating Committee, a completed and signed Director's questionnaire.

The shareholder recommendation and information described above must be sent to the Company's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Company's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Director of the Company are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Directors' oversight on the business and affairs of the Company and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Company. The Nominating Committee also seeks to have the Board of Directors represent a diversity of backgrounds and experience.

The Board of Directors has adopted a Nominating Committee Charter, which was approved on May 17, 2005.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b) under  the  1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Comstock Funds, Inc.
             -------------------------------------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     July 7, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer
                           and Principal Financial Officer

Date     July 7, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.